CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - JPY (¥) ¥ in Millions		Sep. 30, 2018	Mar. 31, 2018
CONSOLIDATED BALANCE SHEETS [Abstract]
Loans receivable, fair value	[1]	¥ 601,864	¥ 554,137
Receivables from customers, fair value		8,634	13
Securities purchased under agreements to resell, fair value		800,535	1,186,096
Trading assets, securities pledged as collateral		5,350,002	5,486,551
Trading assets, fair value		7,984	7,047
Private equity investments, fair value		4,772	4,416
Office buildings, land, equipment and facilities, net of accumulated depreciation and amortization		423,552	397,834
Other, fair value		179,039	176,029
Short-term borrowings, fair value		408,344	372,188
Securities sold under agreements to repurchase, fair value		218,154	435,905
Securities loaned, fair value		136,454	133,375
Other liabilities, fair value		18,788	25,482
Long-term borrowings, fair value		¥ 3,140,801	¥ 2,857,835
Common stock
Authorized		6,000,000,000	6,000,000,000
Issued		3,643,562,601	3,643,562,601
Outstanding		3,382,481,612	3,392,937,486
Common stock held in treasury, shares		261,080,989	250,625,115

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.